Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net interest received in cash, included in operations	$ (352)	$ (554)
Taxes paid	5,045	3,082
Patent acquisition liability		5,000
Patents [Member]
Patents acquired under deferred financing arrangement	$ 26,482	$ 48,509